Income Taxes	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 13 – INCOME TAXES

The Internal Revenue Code of 1986, as amended, imposes substantial restrictions on the utilization of net operating losses in the event of an “ownership change” of a corporation.  Accordingly, a company’s ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 (“IRC Section 382”).  Events which may cause limitations in the amount of the net operating losses that the company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period.  There have been transactions that have changed the Company’s ownership structure since  inception that may have resulted in one or more ownership changes as defined by the Internal Revenue Code of 1986.

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The Company incurred no income taxes for the periods ended September 30, 2011 or 2010 except for $1,600 each year for state franchise taxes.  For the years ended September 30, 2011 and 2010, the Company had incurred losses and had state income taxes payable of $0 and $1,600, respectively.  No income tax benefit was recognized as of September 30, 2011 and 2010 as a result of the valuation allowance applied to deferred tax assets, due to the uncertainty of recognizing any future tax benefits from the deferred tax assets.

The income tax expense consists of the following:

	2011	2010

Current
Federal	$-	$-
State	1,600	1,600

Total	1,600	1,600

Deferred
Federal	(1,716,500)	(112,500)
State	(676,200)	(32,900)

Total	(2,392,700)	(145,400)
Less Change in Valuation Allowance	2,392,700	145,400

Total	-	-

Total Income Tax Expense	$1,600	$1,600

The Company’s net tax loss of approximately $10,000 will be carried forward to offset future taxable income.  As of September 30, 2011, the Company’s federal and California NOLs is are approximately $155,000, expiring in 2025, and its California NOL is expiring 2015, respectively.

Given the Company’s history of net operating losses, management has determined that it is more-likely-than-not the Company will not be able to realize the tax benefit of the carry forwards. Current standards require that a valuation allowance be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.  Accordingly, the Company has recorded a full valuation allowance against its net deferred tax assets at September 30, 2011 and 2010. Upon the attainment of taxable income by the Company, management will assess the likelihood of realizing the tax benefit associated with the use of the carry forwards and will recognize a deferred tax asset at that time.  For the years ended September 30, 2011 and 2010, the valuation allowance increased by $2,392,700 and $145,400, respectively.

Significant components of the Company’s deferred income tax assets are as follows:

	September 30,
	2011	2010
Deferred tax assets
Net operating loss carry forwards	$53,000	$81,400
Accrued expenses	149,000	64,000
Derivative liability	2,423,000	-
Impairment on intangible asset	90,100	-

Net deferred tax asset	2,715,100	145,400
Less valuation allowance	(2,538,100)	(145,400)
	177,000	-

Deferred tax liabilities
State tax	(177,000)	-
	$-	$-

Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	September 30
	2011	2010
Tax benefit at the U.S. statutory income tax	(25.0)%	(25.0)%
State income tax net of federal benefit	(6.1)%	(6.1)%
Change in valuation allowance	30.30%	31.1%
Other	1.3%	0.0%
Effective tax rate	0.0%	0.0%

The Company adopted authoritative guidance in accordance with GAAP, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under the current accounting guidelines, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. Current accounting guidelines also provide guidance on derecognition, classification, interest and penalties on income taxes, accounting in interim periods and require increased disclosures. At the date of adoption, and as of September 30, 2011 and 2010 the Company does not have a liability for unrecognized tax benefits.

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.